Consolidated statements of cash flows (Parenthetical) € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
Statement of cash flows [abstract]
Financing non cash transaction with majority shareholder	€ 2,500
Bank overdrafts repayable on demand	€ 3,328